Taxation (Details 5) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Taxation
Balance at beginning of the Year	¥ 17,057	¥ 14,276	¥ 7,670
Additions	1,680	6,630	7,694
Reversals	(5,422)	(3,849)	(1,088)
Balance at end of the Year	¥ 13,315	¥ 17,057	¥ 14,276